Share Capital, Warrants and Options	6 Months Ended
Jun. 30, 2018
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options

8.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common shares issued and outstanding

On April 19, 2018, the Company closed of a non-brokered private placement equity financing of 233,333,333 units at a price of $0.075 cents unit and raised an aggregate gross proceeds of $17,500 through the issuance of 233,333,333 units at a price of $0.075 per unit. Each unit consists of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.12 for a period of 24 months from its date of issuance. The Company paid share issuance costs of $324 resulting in net proceeds to the Company of $17,176. The Company allocated a $2,572 fair value to the warrants issued in conjunction with the private placement. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.91% and an expected volatility of 94.26%.

Contemporary Amperex Technology Limited (“CATL”) subscribed for 200,000,000 units under the placement for a total purchase price of $15,000. CATL now beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. As per the subscription agreement, CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

Sentient Executive GP IV Limited (“Sentient”) subscribed for 13,333,333 units under the placement for a total purchase price of $1,000. Sentient now beneficially owns, or exercises control or direction over 369,809,820 common shares constituting approximately 46.93% of the currently issued and outstanding shares of the Company.

As at June 30, 2018, the Company has 787,928,500 common shares issued and outstanding, (June 30, 2017 – 513,612,719).

2017

On June 8, 2017, the Company closed a brokered placement, through a prospectus, of units for total gross proceeds of $10,877. The Company issued 145,030,833 units at a price of $0.075 per unit. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price of $0.12 until June 8, 2019. The Company paid share issuance costs of $533 and also issued 1,965,093 agent’s warrants, exercisable at $0.075 per warrant until June 8, 2019. The Company allocated a $1,500 fair value to the warrants issued in conjunction with the private placement and $61 to agent’s warrants. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 98.60%. The Company also granted the agent an overallotment option for a period of 30 days, which expired unexercised. The fair value of overallotment option of $39 was recorded as a share issuance cost and was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 30 days, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 66.6%.

On August 15, 2017, the Company closed a non-brokered private placement of units for total proceeds of $3,074. The Company issued 40,982,448 units at a price of $0.075 per unit. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share at an exercise price of $0.12 until August 15, 2019. The Company allocated a $519 fair value to the warrants issued from the private placement. Direct financing costs totalled $16 resulting in net proceeds to the Company of $3,058. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.23% and an expected volatility of 98.64%.

b)	Preferred shares issued and outstanding

As at June 30, 2018 and June 30, 2017, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $0.90.

c)	Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2018 is as follows:

	June 30, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	176,175,413	0.12	95,982,036	0.15
Issued	116,666,664	0.12	94,971,721	0.12
Cancelled / Expired	-	-	(14,778,344)	0.30

Outstanding, end of the period	292,842,077	0.12	176,175,413	0.12

At June 30, 2018, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)

1,203,695	Jul 21, 2018	0.075	0.00
33,665,546	Sep 12, 2018[1]	0.12	0.02
72,515,414	June 8, 2019	0.12	0.29
1,965,083	June 8, 2019	0.075	0.01
46,334,451	Jul 21, 2019[1,2]	0.12	0.17
20,491,224	August 15, 2019	0.12	0.08
116,666,664	April 19, 2020	0.12	0.72
292,842,077			1.13

[1] The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2018, the Company’s common shares have not met the criterion for acceleration.

2 On May 28, 2018, the Company applied to the TSXV to extend the expiry date of 46,334,451 common share purchase warrants of the Company. The warrants were originally granted pursuant to a public offering of units of the Company, which closed on July 21, 2016. The warrants are exercisable for common shares of the Company at a price of $0.12 per common share and are set to expire on July 21, 2018. The Company proposed to extend the expiry date of the warrants by an additional twelve months to July 21, 2019. All other terms of the warrants, including the exercise price, will remain the same. On June 1, 2018, TSXV approved the proposed term extension of the warrants.

d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the six months period ended June 30, 2018 is as follows:

	June 30, 2018		December 31, 2017
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	20,720,500	0.23	12,823,000	0.30
Issued	6,425,000	0.12	9,137,500	0.12
Cancelled / Expired	(850,000)	0.13	(1,240,000)	0.24
Exercised	-	-	-	-

Outstanding, end of the period	26,295,500	0.20	20,720,500	0.23

During the period ended June 30, 2018, the Company granted 6,425,000 incentive stock options to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are excercible at $0.12 per common share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of option granted during the six-month period ended June 30, 2018 amounted to $317 and was recorded as a share-based payments expense.

During the period ended June 30, 2017, the Company granted 8,137,500 incentive stock options to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are excercible at $0.12 per common share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of this grant amounted to $451 and was recorded as a share-based payments expense.

The fair value of stock options granted and vested during the period ended June 30, 2018 and June 30, 2017 was calculated using the following assumptions:

	June 30, 2018	June 30, 2017
Expected dividend yield	0%	0%
Expected share price volatility	96.9%-101%	100.6%
Risk free interest rate	2.04%- 2.17%	1.17%
Expected life of options	5 years	5 years

Details of options outstanding as at June 30, 2018 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
150,000	150,000	Jul 29, 2018*	0.20	0.08
200,000	200,000	Sep 30, 2018	0.37	0.25
2,440,000	2,440,000	Jul 9, 2019	0.62	1.02
200,000	200,000	Aug 27, 2019	0.37	1.16
100,000	100,000	Sep 26, 2019	0.26	1.24
350,000	350,000	Nov 5, 2019	0.21	1.35
1,000,000	1,000,000	Dec 19, 2019	0.22	1.47
900,000	900,000	Feb 3, 2020	0.275	1.60
450,000	450,000	Oct 5, 2020	0.20	2.27
5,443,000	5,443,000	Jan 28, 2021	0.21	2.58
7,637,500	7,637,500	Feb 21, 2022	0.12	3.65
1000,000	1,000,000	Dec 20, 2022	0.12	4.48
5,725,000	5,725,000	Feb 28, 2023	0.12	4.65
500,000	500,000	May 1, 2023	0.12	4.84
200,000	200,000	May 4, 2023	0.12	4.85
26,295,500	26,295,500			3.18

* Subsequently expired, unexercised.

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2017 the Company recorded $504 of share-based payments to reserve and transferred $301 to deficit for expired options and warrants.

During the six months period ended June 30, 2018 the Company recorded $317 of share-based compensation to reserves, (June 30, 2017 - $451) and transferred $79 (June 30, 2017 - $Nil) to deficit for expired options.